Note 11 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of major components of tax expense (income) [text block]
	Years Ended December 31,
	2024	2023	2022
	(USD in thousands)
Income tax benefit	$788	$790	$772
Total income tax benefit for the year	$788	$790	$772

Disclosure of reconciliation of accounting profit multiplied by applicable tax rates [text block]
	Years Ended December 31,
	2024	2023	2022
Statutory corporate income tax rate in Denmark	22%	22%	22%
Non-deductible income / (expenses)	5%	(1)%	(1)%
Non-taxable income / (expenses)	—%	—%	—%
Additional tax deduction R&D expenses	2%	1%	4%
Tax credit research and development expenditures	(7)%	(4)%	(5)%
Change in deferred tax asset not capitalized	(15)%	(14)%	(16)%
Total effective tax rate	7%	4%	4%

Disclosure of deferred taxes [text block]
	Years Ended December 31,
	2024	2023	2022
	(USD in thousands)
Deferred Tax Positions:
Warrants	$—	$275	$739
Loss carry forward	20,429	19,022	13,581
Other items	(131)	(126)	(214)
Deferred tax assets not recognized	(20,298)	(19,171)	(14,106)
Total Deferred Tax	$—	$—	$—